INCOME TAXES (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Income Taxes Details
Loss before income taxes	$ (3,689,862)	$ (14,374,600)
Income tax benefit computed at statutory rates	(1,254,553)	(4,887,364)
Increase in valuation allowance	1,282,989	3,701,883
Non-deductible stock compensation	128,054	1,136,237
Permanent differences, nondeductible expenses	1,379	4,771
Other	(157,869)	44,473
Tax benefit